Litigation	12 Months Ended
Mar. 31, 2018
Disclosure Of Litigation [Abstract]
Litigation

2.21 Litigation

The company is subject to legal proceedings and claims, which have arisen in the ordinary course of business. The company’s management does not reasonably expect that these legal actions, when ultimately concluded and determined, will have a material and adverse effect on the company’s results of operations or financial condition.